Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share

Note 10 - Earnings Per Share

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Net loss attributable to common stockholders represents net loss adjusted for deemed dividends on preferred stock. When the Company redeems shares of Series B Convertible Preferred Stock, the excess of the cash redemption price paid over the carrying value of the shares redeemed is treated as a deemed dividend to such stockholders. This deemed dividend is not recognized in the consolidated statements of operations but is deducted from net loss in computing net loss attributable to common stockholders for purposes of the basic and diluted loss per share calculation.

Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For the Company’s diluted loss per share calculation, the Company uses the “if-converted method” for the Series B Convertible Preferred Stock and the “treasury stock method” for warrants and stock options. The Company applies the more dilutive of the two-class method or the if-converted / treasury stock method for each class of potentially dilutive instruments. Because the Company incurred a net loss in both periods presented, all potentially dilutive securities have been excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive. Accordingly, basic and diluted weighted-average shares outstanding are identical for both periods presented.

During the three months ended March 31, 2026, the Company issued common stock under the ELOC and raised $0.2 million. As per the term of the ELOC, the Company is required to redeem shares of its Series B Convertible Preferred Stock for total cash consideration raised under the ELOC, pursuant to the mandatory use of proceeds provision of its ELOC. The Series B Convertible Preferred Stock was originally issued at a fair value of $589 per share, reflecting the relative fair value allocation of the $800 per unit transaction price between the Series B Convertible Preferred Stock and the accompanying Series B Warrants, based on standalone fair values determined using a Monte Carlo simulation model. For the three months ended March 31, 2026, the redemption price of $0.2 million exceeded the aggregate carrying value of the redeemed shares of $0.1 million by $0.1 million. This excess represents a deemed dividend to such stockholders and has been deducted from net loss in computing net loss attributable to common stockholders for purposes of loss per share. The deemed dividend is a non-cash item and does not affect the Company’s unaudited net loss, unaudited stockholders’ equity, or unaudited cash flows from operations, for the three months ended March 31, 2026.

The schedule of loss per share, basic and diluted is as follows:

For The Three Months Ended March 31,	2026	2025
Net loss	$(1,779,217)	$(827,199)
Deemed dividend on Series B Preferred Stock redemption	(87,612)	-
Net loss attributable to common stockholders	(1,866,829)	(827,199)
Weighted average shares outstanding – basic and diluted	4,353,099	2,786,538
Basic and diluted net loss per share	$(0.43)	$(0.30)

The following is a schedule of the weighted average shares outstanding, basic and diluted, for the three months ended March 31, 2026 and March 31, 2025, respectively.

	Three Months Ended March 31,
Weighted Average Shares Calculation – Basic and Diluted	2026	2025
Weighted average shares	4,353,099	2,786,538

Certain share-based equity awards and warrants were excluded from the computation of dilutive loss per share because inclusion of these awards would have had an anti-dilutive effect. The following table reflects the awards that were excluded from diluted net loss per share:

	Three Months Ended March 31,
	2026	2025
Shares to be issued to Abaca shareholders	-	37,500
Stock options	538,618	214,824
Conversion of Series B Convertible Preferred Stock	19,840,289	-
Conversion of preferred stock	4,440	4,440
Warrants	10,521,974	601,829
Total	30,905,321	858,593

Note 14 - Earnings Per Share

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Net loss attributable to common stockholders represents net loss adjusted for deemed dividends on preferred stock. When the Company redeems shares of Series B Convertible Preferred Stock, the excess of the cash redemption price paid over the carrying value of the shares redeemed is treated as a deemed dividend to the preferred stockholders. This deemed dividend is not recognized in the consolidated statements of operations but is deducted from net loss in computing net loss attributable to common stockholders for purposes of the basic and diluted loss per share calculation.

Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For the Company’s diluted loss per share calculation, the Company uses the “if-converted method” for the Series B Convertible Preferred Stock and the “treasury stock method” for warrants and stock options. The Company applies the more dilutive of the two-class method or the if-converted / treasury stock method for each class of potentially dilutive instruments. Because the Company incurred a net loss in both periods presented, all potentially dilutive securities have been excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive. Accordingly, basic and diluted weighted-average shares outstanding are identical for both periods presented.

During the year ended December 31, 2025, the Company redeemed 244 shares of its Series B Convertible Preferred Stock for total cash consideration of $0.5 million, pursuant to the mandatory use-of-proceeds provision of its ELOC agreement. The Series B Convertible Preferred Stock was originally issued at a fair value of $589 per share, reflecting the relative fair value allocation of the $800 per unit transaction price between the Series B preferred shares and the accompanying Series B Warrants, based on standalone fair values determined using a Monte Carlo simulation model. The redemption price of $0.5 million exceeded the aggregate carrying value of the redeemed shares of $0.3 million by $0.2 million. This excess represents a deemed dividend to the preferred stockholders and has been deducted from net loss in computing net loss attributable to common stockholders for purposes of loss per share. The deemed dividend is a non-cash item and does not affect the Company’s net loss, stockholders’ equity (deficit), or cash flows from operations.

The schedule of loss per shares, basic and diluted is as follows:

For The Year Ended December 31,	2025	2024
Net loss	$(2,160,998)	$(48,319,475)
Deemed dividend on Series B Preferred Stock redemption	(241,435)	-
Net loss attributable to common stockholders	(2,402,433)	(48,319,475)
Weighted average shares outstanding – basic and diluted	2,921,648	2,772,867
Basic and diluted net loss per share	$(0.82)	$(17.43)

The following is a schedule of the weighted average shares outstanding - basic and diluted, for the year ended December 31, 2025 and December 31, 2024.

Weighted Average Shares Calculation – Basic and Diluted	Year Ended December 31,
	2025	2024
Weighted average shares	2,921,648	2,772,867

Certain share-based equity awards and warrants were excluded from the computation of dilutive loss per share because inclusion of these awards would have had an anti-dilutive effect. The following table reflects the awards that were excluded from diluted net loss per share:

	Year Ended December 31,
	2025	2024
Shares to be issued to Abaca shareholders	-	37,500
Stock options	538,618	113,673
Conversion of Series B Convertible Preferred Stock	3,999,291	-
Conversion of preferred stock	4,440	4,440
Warrants	2,601,374	601,829
Total	7,112,296	757,442